Quarterly Holdings Report
for
Fidelity® Large Cap Stock Fund
July 31, 2026
LCS-NPRT1-0926
1.804840.122
Common Stocks - 96.9%
	Shares	Value ($)
BELGIUM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
UCB SA	448,392	115,253,395
CANADA - 1.9%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Athabasca Oil Corp (b)	2,667,307	19,712,024
Imperial Oil Ltd (a)	1,174,439	152,266,140
TOTAL ENERGY		171,978,164
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc Class B (b)	106,800	25,730,736
Information Technology - 0.0%
IT Services - 0.0%
Shopify Inc Class A (United States) (b)	18,900	2,214,135
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	30,600	2,113,542
TOTAL CANADA		202,036,577
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV	1,116,791	7,593,031
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kioxia Holdings Corp (b)	15,300	4,264,668
KOREA (SOUTH) - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix Inc ADR	175,800	25,267,734
NETHERLANDS - 0.6%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	7,288	6,222,640
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	22,394	36,479,826
BE Semiconductor Industries NV	70,985	16,228,022
TOTAL INFORMATION TECHNOLOGY		52,707,848
TOTAL NETHERLANDS		58,930,488
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	82,000	1,862,270
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Atlas Copco AB A Shares	737,800	15,589,586
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	254,717	102,969,347
UNITED KINGDOM - 2.1%
Consumer Staples - 0.8%
Beverages - 0.2%
Diageo PLC ADR (a)	225,402	19,848,900
Tobacco - 0.6%
British American Tobacco PLC ADR	1,126,431	68,318,040
TOTAL CONSUMER STAPLES		88,166,940
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	63,379	2,439,951
Health Care - 0.9%
Pharmaceuticals - 0.9%
GSK PLC ADR	1,708,759	88,325,753
Industrials - 0.4%
Aerospace & Defense - 0.4%
Rolls-Royce Holdings PLC	2,159,061	43,072,529
TOTAL UNITED KINGDOM		222,005,173
UNITED STATES - 89.8%
Communication Services - 9.2%
Diversified Telecommunication Services - 0.4%
Comcast Corp Class A	1,672,395	40,070,584
Entertainment - 0.5%
Netflix Inc (b)	370,800	26,590,068
Walt Disney Co/The	287,006	27,607,107
		54,197,175
Interactive Media & Services - 8.3%
Alphabet Inc Class A	979,255	348,742,084
Alphabet Inc Class C	819,336	292,216,184
Meta Platforms Inc Class A	440,006	244,955,740
		885,914,008
TOTAL COMMUNICATION SERVICES		980,181,767
Consumer Discretionary - 7.2%
Broadline Retail - 4.2%
Amazon.com Inc (b)	1,624,986	441,313,698
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings Inc	66,550	12,837,495
Cava Group Inc (a)(b)	89,100	5,811,993
Chipotle Mexican Grill Inc (b)	118,200	4,399,403
Domino's Pizza Inc	81,100	28,177,384
Marriott International Inc/MD Class A1	51,910	19,353,605
Starbucks Corp	186,326	19,610,812
Wingstop Inc (a)	72,532	9,392,169
		99,582,861
Household Durables - 0.6%
DR Horton Inc	112,400	16,079,944
Leggett & Platt Inc	228,200	2,236,360
Somnigroup International Inc	563,071	36,785,428
Whirlpool Corp (a)	252,181	9,456,788
		64,558,520
Specialty Retail - 1.3%
Home Depot Inc/The	188,300	62,508,068
Lowe's Cos Inc	334,477	69,507,666
RH (b)	39,291	6,503,446
		138,519,180
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica Inc (b)	7,398	879,400
NIKE Inc Class B	598,656	24,969,942
		25,849,342
TOTAL CONSUMER DISCRETIONARY		769,823,601
Consumer Staples - 4.5%
Beverages - 1.7%
Brown-Forman Corp Class B (a)	654,161	18,794,046
Coca-Cola Co/The	729,419	63,889,810
Keurig Dr Pepper Inc	3,276,269	101,957,492
		184,641,348
Consumer Staples Distribution & Retail - 0.7%
Kroger Co/The	134,600	7,771,804
Sprouts Farmers Market Inc (b)	258,288	22,512,382
Target Corp	317,013	45,805,208
		76,089,394
Food Products - 0.2%
Lamb Weston Holdings Inc	322,000	16,921,100
Mondelez International Inc	80,500	5,015,955
		21,937,055
Household Products - 0.1%
Procter & Gamble Co/The	58,900	8,510,461
Personal Care Products - 1.3%
Estee Lauder Cos Inc/The Class A	248,325	20,834,467
Kenvue Inc	6,306,020	121,327,825
		142,162,292
Tobacco - 0.5%
Philip Morris International Inc	251,839	48,055,918
TOTAL CONSUMER STAPLES		481,396,468
Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
ConocoPhillips	311,000	37,469,280
ExxonMobil Holdings Corp	2,169,898	337,288,945
Shell PLC ADR	2,203,051	202,636,631
TOTAL ENERGY		577,394,856
Financials - 13.1%
Banks - 7.7%
Bank of America Corp (g)	4,300,129	266,392,992
M&T Bank Corp	158,857	39,124,891
PNC Financial Services Group Inc/The	359,230	89,760,800
Wells Fargo & Co	4,839,952	418,413,850
		813,692,533
Capital Markets - 1.7%
Blue Owl Capital Inc Class A	2,337,900	24,080,370
Charles Schwab Corp/The	330,847	34,818,338
Intercontinental Exchange Inc	119,800	18,267,104
KKR & Co Inc Class A	746,823	75,750,257
Moody's Corp	17,496	8,369,736
MSCI Inc	2,000	1,144,480
Raymond James Financial Inc	18,013	3,169,928
Robinhood Markets Inc Class A (b)	204,100	17,666,896
		183,267,109
Financial Services - 2.9%
Acacia Research Corp (b)	60,900	269,787
Apollo Global Management Inc	311,788	39,157,455
Corpay Inc (b)	22,492	8,594,418
Mastercard Inc Class A	148,013	84,826,250
PayPal Holdings Inc	112,805	6,453,574
Rocket Cos Inc Class A (a)(b)	1,791,500	23,110,350
Visa Inc Class A	389,359	142,556,011
		304,967,845
Insurance - 0.8%
Arthur J Gallagher & Co	128,584	32,071,421
Brown & Brown Inc	633,300	44,584,320
Chubb Ltd	25,487	8,937,781
		85,593,522
TOTAL FINANCIALS		1,387,521,009
Health Care - 8.1%
Biotechnology - 0.2%
Alnylam Pharmaceuticals Inc (b)	50,648	10,409,177
Biogen Inc (b)	25,900	5,256,405
Gilead Sciences Inc	45,784	5,961,535
Vaxcyte Inc (b)	126,243	6,827,221
		28,454,338
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	416,028	43,974,160
Alcon AG (United States) (a)	769,700	53,063,118
Baxter International Inc (a)	3,320,589	86,866,608
Boston Scientific Corp (b)	1,309,274	61,182,374
Solventum Corp (b)	58,976	5,038,909
		250,125,169
Health Care Providers & Services - 2.4%
Cardinal Health Inc	37,975	8,735,389
Cigna Group/The	178,616	49,842,795
Humana Inc	87,822	31,954,913
McKesson Corp	31,027	26,565,007
Molina Healthcare Inc (b)	46,800	9,155,016
UnitedHealth Group Inc	317,647	131,632,917
		257,886,037
Life Sciences Tools & Services - 1.7%
Bruker Corp (a)	886,762	55,724,124
Danaher Corp	306,997	59,858,275
Thermo Fisher Scientific Inc	103,294	59,321,744
Waters Corp (b)	5,977	2,255,182
		177,159,325
Pharmaceuticals - 1.4%
Eli Lilly & Co	38,080	43,747,827
Haleon PLC ADR	6,840,625	67,516,969
Johnson & Johnson	50,004	12,818,525
Merck & Co Inc	165,643	21,566,719
		145,650,040
TOTAL HEALTH CARE		859,274,909
Industrials - 15.6%
Aerospace & Defense - 9.2%
Boeing Co (b)	2,255,523	487,508,741
GE Aerospace (g)	1,194,997	430,282,570
General Dynamics Corp	70,200	26,916,084
Howmet Aerospace Inc	20,984	5,922,944
Huntington Ingalls Industries Inc	48,907	15,965,690
RTX Corp	4,791	1,031,119
Textron Inc	98,951	8,436,562
		976,063,710
Air Freight & Logistics - 0.9%
United Parcel Service Inc Class B	966,025	100,679,126
Building Products - 0.4%
A O Smith Corp	430,700	25,897,991
Modine Manufacturing Co (b)	38,400	7,720,704
Trex Co Inc (b)	90,400	3,919,744
		37,538,439
Commercial Services & Supplies - 0.0%
Veralto Corp	51,668	4,865,576
Electrical Equipment - 3.4%
Emerson Electric Co	108,400	16,240,488
GE Vernova Inc	326,393	323,223,724
Hubbell Inc	20,016	9,458,561
Vertiv Holdings Co Class A	34,521	8,339,238
		357,262,011
Machinery - 1.4%
Allison Transmission Holdings Inc	45,169	5,173,657
Cummins Inc	28,733	18,222,469
Deere & Co	20,992	12,441,329
Donaldson Co Inc	123,666	11,654,284
Nordson Corp	11,087	3,301,486
Otis Worldwide Corp	571,729	41,135,902
Pentair PLC	164,600	10,771,424
Stanley Black & Decker Inc	37,504	3,547,128
Westinghouse Air Brake Technologies Corp	146,551	42,625,824
		148,873,503
Professional Services - 0.2%
Equifax Inc	52,500	9,062,550
TransUnion	196,800	15,472,416
		24,534,966
Trading Companies & Distributors - 0.1%
Watsco Inc	39,497	12,216,422
TOTAL INDUSTRIALS		1,662,033,753
Information Technology - 24.3%
Communications Equipment - 0.3%
Arista Networks Inc (b)	192,500	34,717,375
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	54,500	8,758,150
Flex Ltd (b)	53,000	6,028,750
		14,786,900
Semiconductors & Semiconductor Equipment - 12.8%
Applied Materials Inc	66,931	33,978,861
ARM Holdings PLC ADR (a)(b)	37,200	8,916,468
Broadcom Inc	672,093	261,632,363
Cerebras Systems Inc Class A (b)	48,000	9,538,080
Lam Research Corp	174,602	51,161,878
MACOM Technology Solutions Holdings Inc (b)	8,100	2,036,664
Micron Technology Inc	152,098	125,181,217
NVIDIA Corp	4,106,167	824,313,026
Rambus Inc (b)	274,600	24,996,838
Teradyne Inc	32,282	11,869,769
		1,353,625,164
Software - 6.1%
Adobe Inc (b)	63,809	15,978,412
Autodesk Inc (b)	72,537	16,988,165
Intuit Inc	18,789	5,938,639
Microsoft Corp	1,232,564	572,797,142
Oracle Corp	43,100	5,597,397
Salesforce Inc	25,200	4,637,304
Synopsys Inc (b)	31,000	12,051,560
		633,988,619
Technology Hardware, Storage & Peripherals - 5.0%
Apple Inc	1,207,921	373,138,876
GPGI Inc Class A (a)	3,478,355	45,914,286
Seagate Technology Holdings PLC	39,600	33,902,748
Western Digital Corp	153,300	83,523,972
		536,479,882
TOTAL INFORMATION TECHNOLOGY		2,573,597,940
Materials - 1.0%
Chemicals - 0.7%
Air Products and Chemicals Inc	36,485	10,759,062
Albemarle Corp	145,100	17,069,564
Dow Inc	147,200	4,458,688
LyondellBasell Industries NV Class A1	256,600	15,929,728
Sherwin-Williams Co/The	52,198	17,791,688
		66,008,730
Construction Materials - 0.3%
James Hardie Industries PLC (b)	1,335,300	35,105,037
TOTAL MATERIALS		101,113,767
Real Estate - 0.7%
Industrial REITs - 0.0%
Terreno Realty Corp	81,372	5,830,304
Real Estate Management & Development - 0.5%
CBRE Group Inc Class A (b)	70,200	10,306,062
Compass Inc Class A (b)	3,343,894	38,086,953
		48,393,015
Residential REITs - 0.1%
Sun Communities Inc	62,878	7,764,175
Specialized REITs - 0.1%
American Tower Corp	54,722	9,486,606
Equinix Inc	1,562	1,592,115
		11,078,721
TOTAL REAL ESTATE		73,066,215
Utilities - 0.7%
Electric Utilities - 0.5%
Entergy Corp	70,606	7,598,618
Southern Co/The	526,183	49,745,341
		57,343,959
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	44,182	6,547,330
Multi-Utilities - 0.1%
Sempra	83,378	7,383,122
TOTAL UTILITIES		71,274,411
TOTAL UNITED STATES		9,536,678,696
TOTAL COMMON STOCKS (Cost $5,935,412,606)		10,292,450,965

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Bruker Corp 6.375% Series A	30,700	14,222,696
Information Technology - 0.2%
Software - 0.2%
Anthropic PBC Series G (c)(d)	28,300	16,668,983
TOTAL UNITED STATES		30,891,679
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,071,713)		30,891,679

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	316,801,263	316,864,623
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	131,522,459	131,535,611
TOTAL MONEY MARKET FUNDS (Cost $448,394,952)			448,400,234

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $6,398,879,271)	10,771,742,878
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(146,630,372)
NET ASSETS - 100.0%	10,625,112,506

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bank of America Corp	Chicago Board Options Exchange	2,170	13,443,150	65.00	9/2026	(168,175)
GE Aerospace	Chicago Board Options Exchange	1,202	43,280,414	410.00	9/2026	(386,443)

						(554,618)
TOTAL WRITTEN OPTIONS (Premiums Received $(1,565,144))						(554,618)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,668,983 or 0.2% of net assets.

(d)	Level 3 security.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $56,723,564.
At period end, the value of non-cash collateral for securities on loan amounted to $47,099,256.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series G	1/27/2026	7,333,559

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	380,757,958	309,272,881	373,169,907	3,264,371	(1,591)	5,282	316,864,623	316,801,263
Fidelity Securities Lending Cash Central Fund	136,062,254	307,075,950	311,602,593	125,977	-	-	131,535,611	131,522,459
	516,820,212	616,348,831	684,772,500	3,390,348	(1,591)	5,282	448,400,234

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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